Certain Transactions (Details) - Schedule of Preliminary Allocation of The Purchase Price $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Preliminary Allocation of the Purchase Price [Abstract]
Inventory	$ 10,429
Fixed assets	5,043
Goodwill	23,092
Intangible assets	22,437
Total assets acquired	61,001
Other current liabilities	1,841
Total liabilities assumed	1,841
Net assets acquired	$ 59,160